Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Other Short-Term Borrowings [Abstract]
Disclosure of Other Short-Term Borrowings [text block]

Other Short-Term Borrowings

in € m.	Dec 31, 2017	Dec 31, 2016
Other short-term borrowings:
Commercial paper	5,274	3,219
Other	13,137	14,076
Total other short-term borrowings	18,411	17,295